Pension obligations (Schedule of changes in fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Opening fair value of plan assets	$ 203,486	$ 202,119
Interest income	5,387	5,695
(Loss) return on plan assets (excluding amounts included in net interest expense)	(306)	15,377
Contributions from the employer	12,750	12,987
Employer direct benefit payments	866	1,317
Contributions from plan participants	34	48
Benefit payment from employer	(866)	(1,317)
Administrative expenses paid from plan assets	(83)	(77)
Benefits paid	(22,546)	(35,384)
Effects of changes in foreign exchange rates	923	2,721
Closing fair value of plan assets	$ 199,645	$ 203,486